Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of intangible assets and goodwill [text block] [Abstract]
Disclosure Of Detailed Information About Intangible Assets And Goodwill Explanatory [Table Text Block]
				Customer
		Computer	Right of use	relationships
		software	in cellular	and
	Goodwill	and licenses	frequencies	brand names	Others	Total
	NIS	NIS	NIS	NIS	NIS	NIS

Cost
Balance as at January 1, 2018	3,066	2,006	480	7,479	221	13,252
Acquisitions or additions from
independent development	-	220	-	-	-	220
Disposals	-	(12)	-	-	-	(12)

Balance as at December 31, 2018	3,066	2,214	480	7,479	221	13,460

Balance as at January 1, 2019	3,066	2,214	480	7,479	221	13,460
Acquisitions or additions from
independent development	-	234	-	-	-	234
Disposals	-	-	-	-	-	-

Balance as at December 31, 2019	3,066	2,448	480	7,479	221	13,694

Amortization and impairment losses
Balance as at January 1, 2018	129	1,456	271	5,356	200	7,412
Amortization for the year	-	226	20	290	6	542
Impairment losses	659	104	-	505	11	1,279

Balance as at December 31, 2018	788	1,786	291	6,151	217	9,233

Balance as at January 1, 2019	787	1,786	291	6,151	217	9,232
Amortization for the year	-	175	19	113	2	309
Impairment losses	731	102	20	120	-	973

Balance as at December 31, 2019	1,518	2,063	330	6,384	219	10,514

Carrying amounts
As at January 1, 2018	2,937	550	209	2,123	21	5,840
As at December 31, 2018	2,278	428	189	1,328	4	4,227
As at December 31, 2019	1,548	385	150	1,095	2	3,180

Disclosure Of Detailed Information About Goodwill Explanatory [Table Text Block]
	December 31
	2018	2019
	NIS	NIS

Domestic fixed-line communications	1,548	1,548
Cellular communications	685	-
International communications and internet services	45	-

Total	2,278	1,548

Schedule of attribution of impairment loss to Pelephone assets [table text block]
NIS
Fixed assets	77
Intangible assets	122
Rights of use for leased assets	91
Goodwill	685
Net impairment recognized	975

Disclosure Of Detailed Information About Impairment Loss To Group Assets Explanatory [Table Text Block]
NIS
Broadcasting rights - less rights utilized (presented under operating and general expenses)	202
Fixed assets (presented under depreciation, amortization and impairment)	117
Intangible assets (presented under depreciation, amortization and impairment)	44
Rights of use in leased property (reduced expense presented under depreciation, amortization and impairment)	(1)
Total impairment recognized	362
NIS
Broadcasting rights, net of rights exercised	403
Fixed assets	559
Intangible assets	106
Subscriber acquisition (assessed under IFRS 15)	29
Rights of use for leased assets	3
Total impairment recognized in the statements of DBS	1,100
Customer relations and branding	505
Goodwill	33
Total impairment loss of assets	1,638
Write-off of deferred tax attributed to customer relations and branding	(114)
Total impairment loss of multi-channel television cash-generating unit after tax	1,524

Disclosure Of Detailed Information About Impairment Loss To Bezeq International Assets Explanatory [Table Text Block]
NIS
Fixed assets	65
Intangible assets	71
Long-term prepaid expenses for capacity	81
Rights of use for leased assets	36
Goodwill	45
Total impairment recognized	298